Derivatives (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Derivatives
Schedule of fair value of derivative assets and liabilities

(Thousands)	Balance Sheet Location	March 31, 2023	December 31, 2022
Derivative assets not designated as cash flow hedging instruments:
Forward purchase and sales contracts	Derivative assets	$13,390	$15,053
Total derivative assets		$13,390	$15,053

Derivative liabilities designated as cash flow hedging instruments:
Coffee futures contracts(1)	Derivative liabilities	$302	$3,334
Total		$302	$3,334

Derivative liabilities not designated as cash flow hedging instruments:
Forward purchase and sales contracts	Derivative liabilities	$3,504	$4,258
Total derivative liabilities		$3,806	$7,592
(1)	The fair value of coffee futures excludes amounts related to margin accounts.

(Thousands)	Balance Sheet Location	December 31, 2022	December 31, 2021
Derivative assets designated as cash flow hedging instruments:
Coffee futures contracts(1)	Derivative assets	$—	$172
Total		$—	$172

Derivative assets not designated as cash flow hedging instruments:
Forward purchase and sales contracts	Derivative assets	$15,053	$13,593
Total		15,053	13,593
Total derivative assets		$15,053	$13,765

Derivative liabilities designated as cash flow hedging instruments:
Coffee futures contracts(1)	Derivative liabilities	$3,334	$—
Total		$3,334	$—

Derivative liabilities not designated as cash flow hedging instruments:
Forward purchase and sales contracts	Derivative liabilities	$4,258	$14,021
Total		4,258	14,021
Total derivative liabilities		$7,592	$14,021
(1)	The fair value of coffee futures excludes amounts related to margin accounts.

Schedule of pre-tax net gains and losses for derivative instruments

		Three Months Ended March 31,
(Thousands)	Statement of Operations Location	2023	2022
Derivative assets designated as cash flow hedging instruments:
Net realized gains (losses) on coffee derivatives	Costs of sales	$(721)	$4,129

Derivative assets and liabilities not designated as cash flow hedging instruments:
Net unrealized gains (losses) on forward sales and purchase contracts	Costs of sales	$(1,028)	$6,945

		Year Ended December 31,
(Thousands)	Statement of Operations Location	2022	2021	2020
Derivative assets designated as cash flow hedging instruments:
Net realized gains (losses) on coffee derivatives	Costs of sales	$13,094	$7,197	$1,746

Derivative assets and liabilities not designated as cash flow hedging instruments:
Net unrealized gains (losses) on forward sales and purchase contracts	Costs of sales	$8,828	$(4,799)	$2,176